Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Invesco Exchange-Traded Self-Indexed Fund Trust
Entity Central Index Key	0001657201
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000197647 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Corporate Bond ETF
Class Name	Invesco BulletShares 2027 Corporate Bond ETF
Trading Symbol	BSCR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.84%, differed from the return of the Index, 3.89%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | Citigroup Inc., 4.45% coupon, due 9/29/2027, a banks company, followed by Microsoft Corp., 3.30% coupon, due 2/6/2027, a software company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/27/17)
Invesco BulletShares 2027 Corporate Bond ETF — NAV Return	3.84%	1.40%	3.20%
ICE BulletShares® USD Corporate Bond 2027 Index	3.89%	1.45%	3.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.57%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.38%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,576,312,951
Holdings Count | Holding	486
Advisory Fees Paid, Amount	$ 4,452,097
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,576,312,951
Total number of portfolio holdings	486
Total advisory fees paid	$4,452,097
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.89%
Citigroup, Inc., 4.45%, 09/29/2027	0.87%
Amazon.com, Inc., 3.15%, 08/22/2027	0.79%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.68%
Morgan Stanley, 3.63%, 01/20/2027	0.68%
Oracle Corp., 3.25%, 11/15/2027	0.61%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.60%
Wells Fargo & Co., 4.30%, 07/22/2027	0.57%
AT&T, Inc., 2.30%, 06/01/2027	0.56%
Bank of America Corp., 3.25%, 10/21/2027	0.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp., 3.30%, 02/06/2027	0.89%
Citigroup, Inc., 4.45%, 09/29/2027	0.87%
Amazon.com, Inc., 3.15%, 08/22/2027	0.79%
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/2027	0.68%
Morgan Stanley, 3.63%, 01/20/2027	0.68%
Oracle Corp., 3.25%, 11/15/2027	0.61%
Meta Platforms, Inc., 3.50%, 08/15/2027	0.60%
Wells Fargo & Co., 4.30%, 07/22/2027	0.57%
AT&T, Inc., 2.30%, 06/01/2027	0.56%
Bank of America Corp., 3.25%, 10/21/2027	0.56%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000197656 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Corporate Bond ETF
Class Name	Invesco BulletShares 2026 Corporate Bond ETF
Trading Symbol	BSCQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.13%, differed from the return of the Index, 4.20%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the capital markets industry.
Positions | AbbVie, Inc., 2.95% coupon, due 11/21/2026, a biotechnology company, followed by AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45% coupon, due 10/29/2026, a financial services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/14/16)
Invesco BulletShares 2026 Corporate Bond ETF — NAV Return	4.13%	1.56%	3.05%
ICE BulletShares® USD Corporate Bond 2026 Index	4.20%	1.66%	3.13%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.47%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.43%

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,437,793,230
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 3,844,438
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,437,793,230
Total number of portfolio holdings	133
Total advisory fees paid	$3,844,438
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 2.95%, 11/21/2026	1.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	1.87%
Wells Fargo & Co., 3.00%, 10/23/2026	1.75%
Citigroup, Inc., 3.20%, 10/21/2026	1.50%
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.49%
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	1.38%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	1.38%
Wells Fargo Bank N.A., 5.25%, 12/11/2026	1.12%
Morgan Stanley, 4.35%, 09/08/2026	1.12%
Citibank N.A., 5.49%, 12/04/2026	1.00%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 2.95%, 11/21/2026	1.98%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	1.87%
Wells Fargo & Co., 3.00%, 10/23/2026	1.75%
Citigroup, Inc., 3.20%, 10/21/2026	1.50%
JPMorgan Chase & Co., 2.95%, 10/01/2026	1.49%
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	1.38%
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026	1.38%
Wells Fargo Bank N.A., 5.25%, 12/11/2026	1.12%
Morgan Stanley, 4.35%, 09/08/2026	1.12%
Citibank N.A., 5.49%, 12/04/2026	1.00%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000197657 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Bloomberg Pricing Power ETF
Class Name	Invesco Bloomberg Pricing Power ETF
Trading Symbol	POWA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Bloomberg Pricing Power ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Bloomberg Pricing Power ETF	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the S&P 500® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the S&P 500® Index due to its security selection in the information technology and consumer discretionary sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Bloomberg Pricing Power Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.54%, differed from the return of the Index, 1.96%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the consumer staples sector.
Positions | KLA Corp., an information technology company, and Quanta Services, Inc., an industrials company.
What detracted from performance?
Sector Allocations | Consumer discretionary sector, followed by the information technology sector.
Positions | Zoetis, Inc., a health care company (no longer held at fiscal year-end), and ServiceNow, Inc., an information technology company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Bloomberg Pricing Power ETF — NAV Return	1.54%	6.63%	10.24%
Blended - Invesco Bloomberg Pricing Power Benchmark	1.96%	7.13%	10.82%
S&P 500® Index	20.38%	12.79%	15.37%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 175,275,694
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 743,369
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$175,275,694
Total number of portfolio holdings	53
Total advisory fees paid	$743,369
Portfolio turnover rate	81%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	2.53%
Roper Technologies, Inc.	2.54%
Mettler-Toledo International, Inc.	2.51%
US Foods Holding Corp.	2.50%
Cencora, Inc.	2.36%
Waters Corp.	2.34%
Microsoft Corp.	2.32%
Garmin Ltd.	2.31%
Cardinal Health, Inc.	2.27%
McKesson Corp.	2.26%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Best Buy Co., Inc.	2.53%
Roper Technologies, Inc.	2.54%
Mettler-Toledo International, Inc.	2.51%
US Foods Holding Corp.	2.50%
Cencora, Inc.	2.36%
Waters Corp.	2.34%
Microsoft Corp.	2.32%
Garmin Ltd.	2.31%
Cardinal Health, Inc.	2.27%
McKesson Corp.	2.26%
* Excluding money market fund holdings, if any.

C000201205 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Investment Grade Defensive ETF
Class Name	Invesco Investment Grade Defensive ETF
Trading Symbol	IIGD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Investment Grade Defensive ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Investment Grade Defensive ETF	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund invests primarily in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE Investment Grade Defensive Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.00%, differed from the return of the Index, 2.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Insurance industry, followed by the banks industry.
Positions | Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75% coupon, due 10/20/2028, a passenger airlines company, followed by Capital One N.A., 4.65% coupon, due 9/13/2028, a banks company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Alphabet, Inc., 4.80% coupon, due 2/15/2036, an interactive media & services company (no longer held at fiscal year-end), followed by Abbott Laboratories, 1.40% coupon, due 6/30/2030, a health care equipment & supplies company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (7/25/18)
Invesco Investment Grade Defensive ETF — NAV Return	2.00%	1.60%	2.83%
ICE Investment Grade Defensive Index	2.16%	1.77%	3.02%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.88%
iBoxx USD Liquid Investment Grade Index	1.24%	-0.79%	2.74%

Performance Inception Date	Jul. 25, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 26,691,533
Holdings Count | Holding	164
Advisory Fees Paid, Amount	$ 38,927
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$26,691,533
Total number of portfolio holdings	164
Total advisory fees paid	$38,927
Portfolio turnover rate	70%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Momentive Performance Materials, Inc., 4.13%, 10/22/2028	0.74%
Parker-Hannifin Corp., 3.25%, 06/14/2029	0.72%
Home Depot, Inc. (The), 2.95%, 06/15/2029	0.72%
Truist Bank, 2.25%, 03/11/2030	0.71%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	0.71%
Altria Group, Inc., 4.80%, 02/14/2029	0.71%
Pricoa Global Funding I, 4.70%, 05/28/2030	0.70%
MassMutual Global Funding II, 4.55%, 05/07/2030	0.70%
Halliburton Co., 2.92%, 03/01/2030	0.70%
Entergy Texas, Inc., 1.75%, 03/15/2031	0.70%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Momentive Performance Materials, Inc., 4.13%, 10/22/2028	0.74%
Parker-Hannifin Corp., 3.25%, 06/14/2029	0.72%
Home Depot, Inc. (The), 2.95%, 06/15/2029	0.72%
Truist Bank, 2.25%, 03/11/2030	0.71%
Archer-Daniels-Midland Co., 3.25%, 03/27/2030	0.71%
Altria Group, Inc., 4.80%, 02/14/2029	0.71%
Pricoa Global Funding I, 4.70%, 05/28/2030	0.70%
MassMutual Global Funding II, 4.55%, 05/07/2030	0.70%
Halliburton Co., 2.92%, 03/01/2030	0.70%
Entergy Texas, Inc., 1.75%, 03/15/2031	0.70%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000202950 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Corporate Bond ETF
Class Name	Invesco BulletShares 2028 Corporate Bond ETF
Trading Symbol	BSCS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.17%, differed from the return of the Index, 3.23%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Banks industry, followed by the consumer finance industry.
Positions | CVS Health Corp., 4.30% coupon, due 3/25/2028, a health care providers & services company, followed by Amgen, Inc., 5.15% coupon, due 3/2/2028, a biotechnology company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Shell Finance US, Inc., 3.88% coupon, due 11/13/2028, an oil, gas & consumable fuels company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2028 Corporate Bond ETF — NAV Return	3.17%	1.22%	3.75%
ICE BulletShares® USD Corporate Bond 2028 Index	3.23%	1.29%	3.89%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.87%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	2.77%

Performance Inception Date	Aug. 09, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 3,534,670,958
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 3,262,504
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$3,534,670,958
Total number of portfolio holdings	484
Total advisory fees paid	$3,262,504
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.14%
Amgen, Inc., 5.15%, 03/02/2028	0.87%
Cigna Group (The), 4.38%, 10/15/2028	0.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.83%
Salesforce, Inc., 4.50%, 03/15/2028	0.80%
NVIDIA Corp., 4.25%, 06/15/2028	0.80%
RTX Corp., 4.13%, 11/16/2028	0.68%
Sprint Capital Corp., 6.88%, 11/15/2028	0.59%
Citibank N.A., 5.80%, 09/29/2028	0.59%
Amazon.com, Inc., 3.90%, 11/20/2028	0.57%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CVS Health Corp., 4.30%, 03/25/2028	1.14%
Amgen, Inc., 5.15%, 03/02/2028	0.87%
Cigna Group (The), 4.38%, 10/15/2028	0.87%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/2028	0.83%
Salesforce, Inc., 4.50%, 03/15/2028	0.80%
NVIDIA Corp., 4.25%, 06/15/2028	0.80%
RTX Corp., 4.13%, 11/16/2028	0.68%
Sprint Capital Corp., 6.88%, 11/15/2028	0.59%
Citibank N.A., 5.80%, 09/29/2028	0.59%
Amazon.com, Inc., 3.90%, 11/20/2028	0.57%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000202951 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2026 High Yield Corporate Bond ETF
Trading Symbol	BSJQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 High Yield Corporate Bond ETF	$41	0.40%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.44%, differed from the return of the Index, 4.58%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Financial services industry, followed by the diversified telecommunication services industry.
Positions | DISH DBS Corp., 5.25% coupon, due 12/01/2026, a media company (no longer held at fiscal year-end), followed by Altice France, 9.50% coupon, due 11/01/2029, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Metals & mining industry, followed by the household durables industry.
Positions | Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75% coupon, due 7/15/2026, a metals & mining company (no longer held at fiscal year-end), followed by Hughes Satellite Systems Corp., 5.25% coupon, due 8/1/2026, a communications equipment company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (8/9/18)
Invesco BulletShares 2026 High Yield Corporate Bond ETF — NAV Return	3.44%	3.71%	4.67%
ICE BulletShares® USD High Yield Corporate Bond 2026 Index	4.58%	4.44%	5.48%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.87%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.24%

Performance Inception Date	Aug. 09, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 806,836,409
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 4,281,353
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$806,836,409
Total number of portfolio holdings	24
Total advisory fees paid	$4,281,353
Portfolio turnover rate	61%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
NCR Atleos Corp., 9.50%, 04/01/2029	4.15%
Altice France S.A., 9.50%, 11/01/2029	3.91%
IQVIA, Inc., 5.00%, 10/15/2026	3.01%
LifePoint Health, Inc., 9.88%, 08/15/2030	2.41%
Bombardier, Inc., 8.75%, 11/15/2030	2.26%
Aretec Group, Inc., 10.00%, 08/15/2030	1.90%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029	1.85%
Buckeye Partners L.P., 3.95%, 12/01/2026	1.72%
Freedom Mortgage Corp., 12.25%, 10/01/2030	1.55%
Sirius XM Radio LLC, 3.13%, 09/01/2026	1.43%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NCR Atleos Corp., 9.50%, 04/01/2029	4.15%
Altice France S.A., 9.50%, 11/01/2029	3.91%
IQVIA, Inc., 5.00%, 10/15/2026	3.01%
LifePoint Health, Inc., 9.88%, 08/15/2030	2.41%
Bombardier, Inc., 8.75%, 11/15/2030	2.26%
Aretec Group, Inc., 10.00%, 08/15/2030	1.90%
Allwyn Entertainment Financing (UK) PLC, 7.88%, 04/30/2029	1.85%
Buckeye Partners L.P., 3.95%, 12/01/2026	1.72%
Freedom Mortgage Corp., 12.25%, 10/01/2030	1.55%
Sirius XM Radio LLC, 3.13%, 09/01/2026	1.43%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000203478 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco RAFITM Strategic US ETF
Class Name	Invesco RAFITM Strategic US ETF
Trading Symbol	IUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco RAFITM Strategic US ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco RAFITM Strategic US ETF	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the Russell 1000® Index due to its security selection in the information technology and communication services sectors.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Invesco Strategic US Index (the “Index”). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 31.07%, differed from the return of the Index, 31.33%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy sector.
Positions | Alphabet, Inc., Class A, a communication services company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and NIKE, Inc., Class B, a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/18)
Invesco RAFITM Strategic US ETF — NAV Return	31.07%	14.50%	15.67%
Invesco Strategic US Index	31.33%	14.70%	15.87%
Russell 3000® Index	20.10%	11.80%	14.16%
Russell 1000® Index	19.77%	12.10%	14.55%

Performance Inception Date	Sep. 12, 2018
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 983,235,488
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 1,459,126
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$983,235,488
Total number of portfolio holdings	540
Total advisory fees paid	$1,459,126
Portfolio turnover rate	15%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Microsoft Corp.	3.98%
Apple, Inc.	3.98%
Alphabet, Inc., Class A	3.45%
Amazon.com, Inc.	2.68%
Berkshire Hathaway, Inc., Class B	2.59%
Meta Platforms, Inc., Class A	2.36%
ExxonMobil Holdings Corp.	2.23%
NVIDIA Corp.	2.11%
Chevron Corp.	1.48%
UnitedHealth Group, Inc.	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	3.98%
Apple, Inc.	3.98%
Alphabet, Inc., Class A	3.45%
Amazon.com, Inc.	2.68%
Berkshire Hathaway, Inc., Class B	2.59%
Meta Platforms, Inc., Class A	2.36%
ExxonMobil Holdings Corp.	2.23%
NVIDIA Corp.	2.11%
Chevron Corp.	1.48%
UnitedHealth Group, Inc.	1.30%
* Excluding money market fund holdings, if any.

C000203488 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Municipal Bond ETF
Class Name	Invesco BulletShares 2028 Municipal Bond ETF
Trading Symbol	BSMS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.76%, differed from the return of the Index, 3.05%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2018, RB, 5.00% coupon, due 6/1/2048, followed by Texas (State of) Water Development Board, Series 2018 B, RB, 5.00% coupon, due 4/15/2049.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds, 4.00% coupon, due 8/1/2043, followed by New York (City of), NY Transitional Finance Authority, Subseries 2018 S-3A, Ref. RB, 4.00% coupon, due 7/15/2038.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2028 Municipal Bond ETF — NAV Return	2.76%	-0.01%	1.19%
ICE BulletShares® Municipal Bond 2028 Index	3.05%	0.31%	1.50%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 323,475,008
Holdings Count | Holding	2,339
Advisory Fees Paid, Amount	$ 491,515
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$323,475,008
Total number of portfolio holdings	2,339
Total advisory fees paid	$491,515
Portfolio turnover rate	25%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.48%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.48%
Texas (State of) Water Development Board, Series 2018 B, RB, 5.00%, 04/15/2049	0.47%
North Texas Tollway Authority, Series 2017 A, Ref. RB, 5.00%, 01/01/2043	0.38%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2028	0.37%
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, 5.00%, 07/01/2028	0.33%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 03/01/2028	0.29%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.25%, 07/01/2042	0.29%
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB, 5.00%, 07/01/2044	0.28%
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds, 5.00%, 05/01/2048	0.24%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2028	0.48%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 02/01/2028	0.48%
Texas (State of) Water Development Board, Series 2018 B, RB, 5.00%, 04/15/2049	0.47%
North Texas Tollway Authority, Series 2017 A, Ref. RB, 5.00%, 01/01/2043	0.38%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2028	0.37%
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, 5.00%, 07/01/2028	0.33%
Triborough Bridge & Tunnel Authority, Series 2025 A, RB, 5.00%, 03/01/2028	0.29%
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds, 5.25%, 07/01/2042	0.29%
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB, 5.00%, 07/01/2044	0.28%
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds, 5.00%, 05/01/2048	0.24%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000203495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2026 Municipal Bond ETF
Class Name	Invesco BulletShares 2026 Municipal Bond ETF
Trading Symbol	BSMQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2026 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2026 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2026 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.65%, differed from the return of the Index, 3.09%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
State Allocations | California bonds, followed by New York bonds.
Positions | Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00% coupon, due 1/1/2040, followed by Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00% coupon, due 3/1/2036.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Miami-Dade (County of), FL, Series 2016, Ref. RB, 4.00% coupon, due 10/1/2040 (no longer held at fiscal year-end), followed by Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB, 4.00% coupon, due 12/1/2041.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2026 Municipal Bond ETF — NAV Return	2.65%	0.39%	1.26%
ICE BulletShares® Municipal Bond 2026 Index	3.09%	0.76%	1.70%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 268,465,637
Holdings Count | Holding	1,268
Advisory Fees Paid, Amount	$ 529,120
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$268,465,637
Total number of portfolio holdings	1,268
Total advisory fees paid	$529,120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Idaho (State of) Health Facilities Authority (St. Luke's Health System), Series 2018 C, VRD Ref. RB, 2.15%, 03/01/2048	1.28%
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB, 2.45%, 06/15/2043	0.95%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB, 2.45%, 01/15/2048	0.69%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.56%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 D, VRD RB, 1.65%, 07/01/2043	0.52%
Connecticut (State of) Housing Finance Authority, Series 2020 C-3, VRD RB, 1.72%, 11/15/2050	0.50%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 H, VRD RB, 2.45%, 01/15/2048	0.48%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.47%
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB, 2.15%, 06/01/2034	0.45%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.42%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Idaho (State of) Health Facilities Authority (St. Luke's Health System), Series 2018 C, VRD Ref. RB, 2.15%, 03/01/2048	1.28%
New York (City of), NY Municipal Water Finance Authority, Series 2010 DD, VRD RB, 2.45%, 06/15/2043	0.95%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB, 2.45%, 01/15/2048	0.69%
Maryland (State of) Department of Transportation, Series 2019, RB, 5.00%, 10/01/2026	0.56%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health), Series 2009 D, VRD RB, 1.65%, 07/01/2043	0.52%
Connecticut (State of) Housing Finance Authority, Series 2020 C-3, VRD RB, 1.72%, 11/15/2050	0.50%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 H, VRD RB, 2.45%, 01/15/2048	0.48%
Minnesota (State of) Public Facilities Authority, Series 2016 A, RB, 5.00%, 03/01/2036	0.47%
Blount (County of), TN Public Building Authority (The), Series 2005 D-3-A,VRD RB, 2.15%, 06/01/2034	0.45%
Illinois (State of) Toll Highway Authority, Series 2015 B, RB, 5.00%, 01/01/2040	0.42%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000203496 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Municipal Bond ETF
Class Name	Invesco BulletShares 2027 Municipal Bond ETF
Trading Symbol	BSMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.73%, differed from the return of the Index, 3.00%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Houston (City of), TX, Series 2017 B, Ref. RB, 5.00% coupon, due 11/15/2042, followed by California (State of) Health Facilities Financing Authority (Children's Hospital Los Angeles), Series 2017 A, Ref. RB, 5.00% coupon, due 8/15/2047 (no longer held at fiscal year-end).
What detracted from performance?
State Allocations | New Hampshire bonds.
Positions | Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB, 4.00% coupon, due 1/1/2042, followed by Bay Area Toll Authority, Series 2017, Ref. RB, 3.25% coupon, due 4/1/2036.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2027 Municipal Bond ETF — NAV Return	2.73%	0.46%	1.24%
ICE BulletShares® Municipal Bond 2027 Index	3.00%	0.54%	1.60%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 357,751,038
Holdings Count | Holding	2,631
Advisory Fees Paid, Amount	$ 568,796
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$357,751,038
Total number of portfolio holdings	2,631
Total advisory fees paid	$568,796
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.47%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2027	0.45%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.34%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB, 5.00%, 11/01/2027	0.33%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2027	0.30%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.28%
Texas (State of) Water Development Board, Series 2017 A, RB, 5.00%, 10/15/2047	0.23%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.23%
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB, 5.00%, 06/15/2040	0.22%
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB, 5.00%, 07/01/2041	0.20%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Illinois (State of), Series 2017 C, GO Bonds, 5.00%, 11/01/2029	0.47%
Illinois (State of), Series 2017 D, GO Bonds, 5.00%, 11/01/2027	0.45%
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, 5.00%, 02/15/2042	0.34%
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-1, RB, 5.00%, 11/01/2027	0.33%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2027	0.30%
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-2, Ref. RB, 5.00%, 06/15/2040	0.28%
Texas (State of) Water Development Board, Series 2017 A, RB, 5.00%, 10/15/2047	0.23%
Houston (City of), TX, Series 2017 B, Ref. RB, 5.00%, 11/15/2042	0.23%
New York (City of), NY Municipal Water Finance Authority, Series 2018 EE, Ref. RB, 5.00%, 06/15/2040	0.22%
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB, 5.00%, 07/01/2041	0.20%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000209106 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 1000® Dynamic Multifactor ETF
Class Name	Invesco Russell 1000® Dynamic Multifactor ETF
Trading Symbol	OMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 1000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 1000® Dynamic Multifactor ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 1000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the Russell 1000® Index due to its security selection in the information technology sector and relative overweight in the energy sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 20.04%, differed from the return of the Index, 20.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the energy sector.
Positions | Apple, Inc., an information technology company, and Micron Technology, Inc., an information technology company.
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | Meta Platforms, Inc., Class A, a communication services company, and Uber Technologies, Inc., an industrials company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 1000® Dynamic Multifactor ETF — NAV Return	20.04%	9.22%	14.01%
Russell 1000® Invesco Dynamic Multifactor Index	20.42%	9.57%	14.36%
Russell 3000® Index	20.10%	11.80%	14.38%
Russell 1000® Index	19.77%	12.10%	14.70%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,798,374,164
Holdings Count | Holding	635
Advisory Fees Paid, Amount	$ 13,663,518
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,798,374,164
Total number of portfolio holdings	635
Total advisory fees paid	$13,663,518
Portfolio turnover rate	163%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Apple, Inc.	8.53%
Microsoft Corp.	6.45%
NVIDIA Corp.	5.22%
Visa, Inc., Class A	3.00%
Alphabet, Inc., Class A	2.94%
Alphabet, Inc., Class C	2.37%
Mastercard, Inc., Class A	2.31%
Amazon.com, Inc.	1.94%
Eli Lilly and Co.	1.92%
Cisco Systems, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Apple, Inc.	8.53%
Microsoft Corp.	6.45%
NVIDIA Corp.	5.22%
Visa, Inc., Class A	3.00%
Alphabet, Inc., Class A	2.94%
Alphabet, Inc., Class C	2.37%
Mastercard, Inc., Class A	2.31%
Amazon.com, Inc.	1.94%
Eli Lilly and Co.	1.92%
Cisco Systems, Inc.	1.58%
* Excluding money market fund holdings, if any.

C000209109 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Russell 2000® Dynamic Multifactor ETF
Class Name	Invesco Russell 2000® Dynamic Multifactor ETF
Trading Symbol	OMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Russell 2000® Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Russell 2000® Dynamic Multifactor ETF	$43	0.39%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the Russell 2000® Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund underperformed the Russell 2000® Index due to its relative underweight in the health care sector and relative overweight in the financials sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the Russell 2000® Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 22.80%, differed from the return of the Index, 23.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Health care sector, followed by the industrials sector.
Positions | Sterling Infrastructure, Inc., an industrials company (no longer held at fiscal year-end), and Credo Technology Group Holding Ltd., an information technology company (no longer held at fiscal year-end).
What detracted from performance?
Sector Allocations | No sectors detracted from the Fund's performance during the period.
Positions | MYR Group, Inc., an industrials company, and Stride, Inc., a consumer discretionary company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (11/8/17)
Invesco Russell 2000® Dynamic Multifactor ETF — NAV Return	22.80%	6.78%	10.25%
Russell 2000® Invesco Dynamic Multifactor Index	23.29%	7.31%	10.78%
Russell 3000® Index	20.10%	11.80%	14.38%
Russell 2000® Index	26.46%	6.85%	9.62%

Performance Inception Date	Nov. 08, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 281,322,608
Holdings Count | Holding	1,114
Advisory Fees Paid, Amount	$ 1,048,951
Investment Company Portfolio Turnover	182.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$281,322,608
Total number of portfolio holdings	1,114
Total advisory fees paid	$1,048,951
Portfolio turnover rate	182%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	1.65%
SSR Mining, Inc.	1.52%
FirstCash Holdings, Inc.	1.48%
Brinker International, Inc.	1.23%
Terreno Realty Corp.	1.13%
MYR Group, Inc.	1.09%
Krystal Biotech, Inc.	1.03%
Silicon Laboratories, Inc.	1.02%
Piper Sandler Cos.	0.93%
Victory Capital Holdings, Inc., Class A	0.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CareTrust REIT, Inc.	1.65%
SSR Mining, Inc.	1.52%
FirstCash Holdings, Inc.	1.48%
Brinker International, Inc.	1.23%
Terreno Realty Corp.	1.13%
MYR Group, Inc.	1.09%
Krystal Biotech, Inc.	1.03%
Silicon Laboratories, Inc.	1.02%
Piper Sandler Cos.	0.93%
Victory Capital Holdings, Inc., Class A	0.91%
* Excluding money market fund holdings, if any.

C000213440 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Corporate Bond ETF
Class Name	Invesco BulletShares 2029 Corporate Bond ETF
Trading Symbol	BSCT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.68%, differed from the return of the Index, 2.81%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Consumer finance industry, followed by the oil, gas & consumable fuels industry.
Positions | Centene Corp., 4.63% coupon, due 12/15/2029, a health care providers & services company, followed by AbbVie, Inc., 3.20% coupon, due 11/21/2029, a biotechnology company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | FMC Corp., 3.45% coupon, due 10/1/2029, a chemicals company (no longer held at fiscal year-end), followed by Huntsman International LLC, 4.50% coupon, due 5/1/2029, a chemicals company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2029 Corporate Bond ETF — NAV Return	2.68%	0.95%	2.39%
ICE BulletShares® USD Corporate Bond 2029 Index	2.81%	1.04%	2.49%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.87%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	1.58%

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,967,650,731
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 2,671,956
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,967,650,731
Total number of portfolio holdings	487
Total advisory fees paid	$2,671,956
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.20%
Salesforce, Inc., 4.65%, 03/15/2029	0.98%
NVIDIA Corp., 4.35%, 06/15/2029	0.80%
Centene Corp., 4.63%, 12/15/2029	0.73%
International Business Machines Corp., 3.50%, 05/15/2029	0.73%
AT&T, Inc., 4.35%, 03/01/2029	0.69%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.69%
Amazon.com, Inc., 4.00%, 03/13/2029	0.68%
Oracle Corp., 4.55%, 02/04/2029	0.68%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.68%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 3.20%, 11/21/2029	1.20%
Salesforce, Inc., 4.65%, 03/15/2029	0.98%
NVIDIA Corp., 4.35%, 06/15/2029	0.80%
Centene Corp., 4.63%, 12/15/2029	0.73%
International Business Machines Corp., 3.50%, 05/15/2029	0.73%
AT&T, Inc., 4.35%, 03/01/2029	0.69%
Verizon Communications, Inc., 4.02%, 12/03/2029	0.69%
Amazon.com, Inc., 4.00%, 03/13/2029	0.68%
Oracle Corp., 4.55%, 02/04/2029	0.68%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/2029	0.68%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000213441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2027 High Yield Corporate Bond ETF
Trading Symbol	BSJR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2027 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.90%, differed from the return of the Index, 4.77%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Commercial services & supplies industry, followed by the hotels, restaurants & leisure industry.
Positions | DISH Network Corp., 11.75% coupon, due 11/15/2027, a media company (no longer held at fiscal year-end), followed by MPT Operating Partnership L.P./MPT Finance Corp., 5.00% coupon, due 10/15/2027, a health care REITs company.
What detracted from performance?
Industry Allocations | Building products industry, followed by the containers & packaging industry.
Positions | CSC Holdings LLC, 5.50% coupon, due 4/15/2027, a media company (no longer held at fiscal year-end), followed by LABL, Inc., 10.50% coupon, due 7/15/2027, a containers & packaging company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/12/19)
Invesco BulletShares 2027 High Yield Corporate Bond ETF — NAV Return	3.90%	3.39%	4.09%
ICE BulletShares® USD High Yield Corporate Bond 2027 Index	4.77%	3.98%	4.99%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.87%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.00%

Performance Inception Date	Sep. 12, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 905,306,757
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 3,200,207
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$905,306,757
Total number of portfolio holdings	96
Total advisory fees paid	$3,200,207
Portfolio turnover rate	93%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Venture Global LNG, Inc., 9.88%, 02/01/2032	3.50%
TransDigm, Inc., 6.75%, 08/15/2028	3.48%
Rakuten Group, Inc., 11.25%, 02/15/2027	3.04%
Community Health Systems, Inc., 10.88%, 01/15/2032	2.70%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	2.26%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	2.25%
Tenet Healthcare Corp., 5.13%, 11/01/2027	2.07%
Sirius XM Radio LLC, 5.00%, 08/01/2027	2.05%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027	1.85%
EquipmentShare.com, Inc., 9.00%, 05/15/2028	1.73%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Venture Global LNG, Inc., 9.88%, 02/01/2032	3.50%
TransDigm, Inc., 6.75%, 08/15/2028	3.48%
Rakuten Group, Inc., 11.25%, 02/15/2027	3.04%
Community Health Systems, Inc., 10.88%, 01/15/2032	2.70%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	2.26%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	2.25%
Tenet Healthcare Corp., 5.13%, 11/01/2027	2.07%
Sirius XM Radio LLC, 5.00%, 08/01/2027	2.05%
Live Nation Entertainment, Inc., 6.50%, 05/15/2027	1.85%
EquipmentShare.com, Inc., 9.00%, 05/15/2028	1.73%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000213743 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Municipal Bond ETF
Class Name	Invesco BulletShares 2029 Municipal Bond ETF
Trading Symbol	BSMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.71%, differed from the return of the Index, 2.87%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Chicago (City of), IL, Series 2019 A, GO Bonds, 5.00% coupon, due 1/1/2044, followed by New Jersey (State of) Turnpike Authority, Series 2019 A, RB, 5.00% coupon, due 1/1/2048.
What detracted from performance?
State Allocations | No states detracted from the Fund's performance during the period.
Positions | Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB, 4.00% coupon, due 11/15/2038, followed by New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE, Ref. RB, 4.00% coupon, due 6/15/2040.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/25/19)
Invesco BulletShares 2029 Municipal Bond ETF — NAV Return	2.71%	-0.28%	0.96%
ICE BulletShares® Municipal Bond 2029 Index	2.87%	-0.23%	1.16%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.46%

Performance Inception Date	Sep. 25, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 290,280,209
Holdings Count | Holding	1,995
Advisory Fees Paid, Amount	$ 447,822
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$290,280,209
Total number of portfolio holdings	1,995
Total advisory fees paid	$447,822
Portfolio turnover rate	30%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2026, RB, 5.00%, 02/01/2029	0.50%
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB, 5.00%, 03/15/2029	0.50%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.48%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2029	0.39%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB, 5.00%, 12/01/2029	0.39%
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB, 5.00%, 12/01/2029	0.35%
Ohio (State of) Water Development Authority, Series 2019 A, RB, 5.00%, 06/01/2029	0.31%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2029	0.31%
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB, 3.25%, 08/01/2029	0.30%
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB, 5.00%, 06/15/2040	0.30%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2026, RB, 5.00%, 02/01/2029	0.50%
Triborough Bridge & Tunnel Authority, Series 2025 B-2, RB, 5.00%, 03/15/2029	0.50%
New Jersey (State of), Series 2020 A, GO Bonds, 5.00%, 06/01/2029	0.48%
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.00%, 11/15/2029	0.39%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB, 5.00%, 12/01/2029	0.39%
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB, 5.00%, 12/01/2029	0.35%
Ohio (State of) Water Development Authority, Series 2019 A, RB, 5.00%, 06/01/2029	0.31%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2029	0.31%
California (State of) Infrastructure & Economic Development Bank (California Academy of Sciences) (Green Bonds), Series 2024, Ref. RB, 3.25%, 08/01/2029	0.30%
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 EE-2, Ref. RB, 5.00%, 06/15/2040	0.30%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000213744 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Municipal Bond ETF
Class Name	Invesco BulletShares 2030 Municipal Bond ETF
Trading Symbol	BSMU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.63%, differed from the return of the Index, 2.68%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00% coupon, due 11/15/2050, followed by Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25% coupon, due 11/15/2055.
What detracted from performance?
State Allocations | Montana bonds.
Positions | Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00% coupon, due 7/1/2044, followed by Salt River Project Agricultural Improvement & Power District, Series 2019, RB, 4.00% coupon, due 1/1/2040.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/16/20)
Invesco BulletShares 2030 Municipal Bond ETF — NAV Return	2.63%	-0.79%	0.00%
ICE BulletShares® Municipal Bond 2030 Index	2.68%	-0.67%	0.27%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.01%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 283,040,348
Holdings Count | Holding	1,798
Advisory Fees Paid, Amount	$ 421,226
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$283,040,348
Total number of portfolio holdings	1,798
Total advisory fees paid	$421,226
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.60%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 4.75%, 11/15/2045	0.56%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.53%
California (State of), Series 2020, GO Bonds, 4.00%, 03/01/2036	0.50%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 11/01/2030	0.41%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.41%
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, 5.00%, 07/01/2030	0.38%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.38%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.37%
New York State Urban Development Corp., Series 2020 C, Ref. RB, 5.00%, 03/15/2047	0.36%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds, 4.00%, 07/01/2044	0.60%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 4.75%, 11/15/2045	0.56%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.25%, 11/15/2055	0.53%
California (State of), Series 2020, GO Bonds, 4.00%, 03/01/2036	0.50%
California (State of), Series 2020, Ref. GO Bonds, 5.00%, 11/01/2030	0.41%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB, 5.00%, 11/15/2049	0.41%
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB, 5.00%, 07/01/2030	0.38%
California (State of), Series 2020, GO Bonds, 5.00%, 03/01/2035	0.38%
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB, 5.00%, 11/15/2050	0.37%
New York State Urban Development Corp., Series 2020 C, Ref. RB, 5.00%, 03/15/2047	0.36%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000221367 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2028 High Yield Corporate Bond ETF
Trading Symbol	BSJS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2028 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.91%, differed from the return of the Index, 5.49%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry, followed by the pharmaceuticals industry.
Positions | DISH DBS Corp., 5.75% coupon, due 12/1/2028, a media company, followed by Tenneco, Inc., 8.00% coupon, due 11/17/2028, an automobile components company.
What detracted from performance?
Industry Allocations | Construction materials industry, followed by the paper & forest products industry.
Positions | Camelot Return Merger Sub, Inc., 8.75% coupon, due 8/1/2028, a construction materials company (no longer held at fiscal year-end), followed by CSC Holdings, LLC, 11.25% coupon, due 5/15/2028, a media company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/16/20)
Invesco BulletShares 2028 High Yield Corporate Bond ETF — NAV Return	4.91%	3.20%	3.80%
ICE BulletShares® USD High Yield Corporate Bond 2028 Index	5.49%	3.69%	4.33%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.27%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.13%	5.17%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 763,811,347
Holdings Count | Holding	173
Advisory Fees Paid, Amount	$ 2,596,598
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$763,811,347
Total number of portfolio holdings	173
Total advisory fees paid	$2,596,598
Portfolio turnover rate	51%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	2.37%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.99%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.87%
Tenneco, Inc., 8.00%, 11/17/2028	1.83%
United Rentals (North America), Inc., 4.88%, 01/15/2028	1.60%
Avantor Funding, Inc., 4.63%, 07/15/2028	1.47%
Uniti Services LLC, 7.50%, 10/15/2033	1.39%
DISH DBS Corp., 5.75%, 12/01/2028	1.36%
Bausch & Lomb Corp., 8.38%, 10/01/2028	1.34%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.30%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/2028	2.37%
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 04/30/2028	1.99%
Sirius XM Radio LLC, 4.00%, 07/15/2028	1.87%
Tenneco, Inc., 8.00%, 11/17/2028	1.83%
United Rentals (North America), Inc., 4.88%, 01/15/2028	1.60%
Avantor Funding, Inc., 4.63%, 07/15/2028	1.47%
Uniti Services LLC, 7.50%, 10/15/2033	1.39%
DISH DBS Corp., 5.75%, 12/01/2028	1.36%
Bausch & Lomb Corp., 8.38%, 10/01/2028	1.34%
Tenet Healthcare Corp., 6.13%, 10/01/2028	1.30%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000221368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Corporate Bond ETF
Class Name	Invesco BulletShares 2030 Corporate Bond ETF
Trading Symbol	BSCU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.04%, differed from the return of the Index, 2.16%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the health care providers & services industry.
Positions | Boeing Co. (The), 5.15% coupon, due 5/1/2030, an aerospace & defense company, followed by Centene Corp., 3.00% coupon, due 10/15/2030, a health care providers & services company.
What detracted from performance?
Industry Allocations | No industries detracted from the Fund's performance during the period.
Positions | Oracle Corp., 4.45% coupon, due 9/26/2030, a software company, followed by Meta Platforms, Inc., 4.20% coupon, due 11/15/2030, an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (9/16/20)
Invesco BulletShares 2030 Corporate Bond ETF — NAV Return	2.04%	0.37%	0.41%
ICE BulletShares® USD Corporate Bond 2030 Index	2.16%	0.43%	0.47%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.27%
Bloomberg U.S. Corporate Index	1.94%	-0.12%	0.25%

Performance Inception Date	Sep. 16, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,715,549,652
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 2,350,637
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,715,549,652
Total number of portfolio holdings	451
Total advisory fees paid	$2,350,637
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.20%
Meta Platforms, Inc., 4.20%, 11/15/2030	1.03%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.81%
Oracle Corp., 4.45%, 09/26/2030	0.76%
Amgen, Inc., 5.25%, 03/02/2030	0.74%
Citibank N.A., 4.91%, 05/29/2030	0.67%
Alphabet, Inc., 4.10%, 11/15/2030	0.65%
Amazon.com, Inc., 4.10%, 11/20/2030	0.65%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.61%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.59%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Boeing Co. (The), 5.15%, 05/01/2030	1.20%
Meta Platforms, Inc., 4.20%, 11/15/2030	1.03%
Pacific Gas and Electric Co., 4.55%, 07/01/2030	0.81%
Oracle Corp., 4.45%, 09/26/2030	0.76%
Amgen, Inc., 5.25%, 03/02/2030	0.74%
Citibank N.A., 4.91%, 05/29/2030	0.67%
Alphabet, Inc., 4.10%, 11/15/2030	0.65%
Amazon.com, Inc., 4.10%, 11/20/2030	0.65%
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/2030	0.61%
Philip Morris International, Inc., 5.13%, 02/15/2030	0.59%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000225365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco International Developed Dynamic Multifactor ETF
Class Name	Invesco International Developed Dynamic Multifactor ETF
Trading Symbol	IMFL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco International Developed Dynamic Multifactor ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco International Developed Dynamic Multifactor ETF	$39	0.34%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the FTSE Developed ex US Index rose despite elevated geopolitical and policy uncertainty, as the artificial intelligence theme remained supportive. The Fund outperformed the FTSE Developed ex US Index due to its security selection in the information technology sector.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the FTSE Developed ex US Invesco Dynamic Multifactor Index (the “Index”). The Fund generally will invest at least 80% of its total assets in the securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 30.13%, differed from the return of the Index, 31.18%, primarily due to increased transactions costs, as well as fees and expenses incurred by the Fund during the period.
What contributed to performance?
Sector Allocations | Information technology sector, followed by the industrials and financials sectors, respectively.
Positions | SK hynix, Inc., an information technology company, and Samsung Electronics Co. Ltd., an information technology company.
What detracted from performance?
Sector Allocations | Communication services sector.
Positions | Deutsche Telekom AG, a communication services company, and AstraZeneca PLC, a health care company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception (2/24/21)
Invesco International Developed Dynamic Multifactor ETF — NAV Return	30.13%	9.01%	9.92%
FTSE Developed ex US Invesco Dynamic Multifactor Index (Net)	31.18%	9.74%	10.64%
MSCI EAFE® Index (Net)	21.62%	9.35%	9.96%
FTSE Developed ex US Index (Net)	28.50%	10.35%	10.84%

Performance Inception Date	Feb. 24, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,078,775,846
Holdings Count | Holding	868
Advisory Fees Paid, Amount	$ 2,815,495
Investment Company Portfolio Turnover	207.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,078,775,846
Total number of portfolio holdings	868
Total advisory fees paid	$2,815,495
Portfolio turnover rate	207%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	5.75%
SK hynix, Inc.	3.30%
Roche Holding AG	2.75%
Novartis AG	2.74%
Shell PLC	2.60%
Nestle S.A.	2.41%
Investor AB, Class B	1.85%
SAP SE	1.47%
3i Group PLC	1.46%
TotalEnergies SE	1.29%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Samsung Electronics Co. Ltd.	5.75%
SK hynix, Inc.	3.30%
Roche Holding AG	2.75%
Novartis AG	2.74%
Shell PLC	2.60%
Nestle S.A.	2.41%
Investor AB, Class B	1.85%
SAP SE	1.47%
3i Group PLC	1.46%
TotalEnergies SE	1.29%
* Excluding money market fund holdings, if any.

C000229787 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Corporate Bond ETF
Class Name	Invesco BulletShares 2031 Corporate Bond ETF
Trading Symbol	BSCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.73%, differed from the return of the Index, 1.91%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the health care providers & services industry.
Positions | Centene Corp., 2.50% coupon, due 3/1/2031, a health care providers & services company, followed by Verizon Communications, Inc., 2.55% coupon, due 3/21/2031, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Interactive media & services industry, followed by household durables industry.
Positions | Alphabet, Inc., 4.10% coupon, due 2/15/2031, an interactive media & services company, followed by Oracle Corp., 4.95% coupon, due 2/4/2031, a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Corporate Bond ETF — NAV Return	1.73%	-0.03%
ICE BulletShares® USD Corporate Bond 2031 Index	1.91%	0.07%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.34%
Bloomberg U.S. Corporate Index	1.94%	-0.22%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,800,272,088
Holdings Count | Holding	468
Advisory Fees Paid, Amount	$ 1,561,962
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,800,272,088
Total number of portfolio holdings	468
Total advisory fees paid	$1,561,962
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc., 4.25%, 03/13/2031	1.16%
Amazon.com, Inc., 4.80%, 07/09/2031	1.01%
NVIDIA Corp., 4.50%, 06/15/2031	0.94%
Salesforce, Inc., 4.90%, 09/15/2031	0.88%
Oracle Corp., 4.95%, 02/04/2031	0.80%
Meta Platforms, Inc., 4.55%, 05/15/2031	0.70%
Alphabet, Inc., 4.10%, 02/15/2031	0.69%
Verizon Communications, Inc., 2.55%, 03/21/2031	0.69%
Oracle Corp., 2.88%, 03/25/2031	0.68%
Orange S.A., 9.00%, 03/01/2031	0.67%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amazon.com, Inc., 4.25%, 03/13/2031	1.16%
Amazon.com, Inc., 4.80%, 07/09/2031	1.01%
NVIDIA Corp., 4.50%, 06/15/2031	0.94%
Salesforce, Inc., 4.90%, 09/15/2031	0.88%
Oracle Corp., 4.95%, 02/04/2031	0.80%
Meta Platforms, Inc., 4.55%, 05/15/2031	0.70%
Alphabet, Inc., 4.10%, 02/15/2031	0.69%
Verizon Communications, Inc., 2.55%, 03/21/2031	0.69%
Oracle Corp., 2.88%, 03/25/2031	0.68%
Orange S.A., 9.00%, 03/01/2031	0.67%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229788 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2029 High Yield Corporate Bond ETF
Trading Symbol	BSJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2029 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.92%, differed from the return of the Index, 5.39%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry, followed by the oil, gas & consumable fuels industry.
Positions | EchoStar Corp., 10.75% coupon, due 11/30/2029, a media company, followed by Neptune Bidco US, Inc., 9.29% coupon, due 4/15/2029, an aerospace & defense company.
What detracted from performance?
Industry Allocations | Consumer finance industry, followed by the building products industry.
Positions | Hertz Corporation, 12.63% coupon, due 7/15/2029, a ground transportation company (no longer held at fiscal year-end), followed by CSC Holdings, LLC, 11.75% coupon, due 1/31/2029, a media company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2029 High Yield Corporate Bond ETF — NAV Return	4.92%	2.87%
ICE BulletShares® USD High Yield Corporate Bond 2029 Index	5.39%	3.32%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.34%
Bloomberg U.S. Corporate High Yield Index	4.88%	4.07%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 595,907,614
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 1,887,419
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$595,907,614
Total number of portfolio holdings	315
Total advisory fees paid	$1,887,419
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.35%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.78%
Cloud Software Group LLC, 9.00%, 09/30/2029	1.72%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.44%
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033	1.34%
TransDigm, Inc., 6.38%, 03/01/2029	1.25%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	1.20%
Oak-Eagle AcquireCo, Inc., 8.75%, 07/01/2034	1.19%
Staples, Inc., 10.75%, 09/01/2029	1.07%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.99%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
EchoStar Corp., 10.75%, 11/30/2029	2.35%
Cloud Software Group, Inc., 6.50%, 03/31/2029	1.78%
Cloud Software Group LLC, 9.00%, 09/30/2029	1.72%
Venture Global LNG, Inc., 9.50%, 02/01/2029	1.44%
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033	1.34%
TransDigm, Inc., 6.38%, 03/01/2029	1.25%
Neptune Bidco US, Inc., 9.29%, 04/15/2029	1.20%
Oak-Eagle AcquireCo, Inc., 8.75%, 07/01/2034	1.19%
Staples, Inc., 10.75%, 09/01/2029	1.07%
Rakuten Group, Inc., 9.75%, 04/15/2029	0.99%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000229789 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Municipal Bond ETF
Class Name	Invesco BulletShares 2031 Municipal Bond ETF
Trading Symbol	BSMV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.67%, differed from the return of the Index, 2.78%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00% coupon, due 5/15/2051, followed by Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00% coupon, due 1/1/2045.
What detracted from performance?
State Allocations | Idaho bonds.
Positions | Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB, 4.00% coupon, due 12/1/2041, followed by Fort Worth (City of), TX, Series 2022, Ref. GO Bonds, 4.13% coupon, due 3/1/2042.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/15/21)
Invesco BulletShares 2031 Municipal Bond ETF — NAV Return	2.67%	-1.14%
ICE BulletShares® Municipal Bond 2031 Index	2.78%	-1.03%
Bloomberg Municipal Bond Index	4.12%	0.54%

Performance Inception Date	Sep. 15, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 191,996,116
Holdings Count | Holding	1,534
Advisory Fees Paid, Amount	$ 295,269
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$191,996,116
Total number of portfolio holdings	1,534
Total advisory fees paid	$295,269
Portfolio turnover rate	5%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.64%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.59%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.59%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.33%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.32%
California (State of), Series 2021, Ref. GO Bonds, 4.00%, 10/01/2041	0.31%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.31%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.00%, 03/15/2031	0.30%
Intermountain Power Agency, Series 2022 A, Ref. RB, 5.00%, 07/01/2045	0.29%
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds, 5.00%, 09/01/2031	0.29%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB, 5.00%, 05/15/2051	0.64%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2031	0.59%
Illinois (State of) Toll Highway Authority, Series 2020 A, RB, 5.00%, 01/01/2045	0.59%
University of California (Limited), Series 2021 Q, Ref. RB, 5.00%, 05/15/2046	0.33%
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB, 4.00%, 08/15/2048	0.32%
California (State of), Series 2021, Ref. GO Bonds, 4.00%, 10/01/2041	0.31%
California (State of), Series 2021, Ref. GO Bonds, 5.00%, 09/01/2041	0.31%
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.00%, 03/15/2031	0.30%
Intermountain Power Agency, Series 2022 A, Ref. RB, 5.00%, 07/01/2045	0.29%
Massachusetts (Commonwealth of), Series 2021 C, GO Bonds, 5.00%, 09/01/2031	0.29%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237719 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Corporate Bond ETF
Class Name	Invesco BulletShares 2032 Corporate Bond ETF
Trading Symbol	BSCW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.94%, differed from the return of the Index, 2.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Ford Motor Co., 3.25% coupon, due 2/12/2032, an automobiles company, followed by Ford Motor Co., 6.10% coupon, due 8/19/2032, an automobiles company.
What detracted from performance?
Industry Allocations | Software industry, followed by the interactive media & services industry.
Positions | Oracle Corp., 4.80% coupon, due 9/26/2032, a software company, followed by Meta Platforms, Inc., 4.60% coupon, due 11/15/2032, an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2032 Corporate Bond ETF — NAV Return	1.94%	5.08%
ICE BulletShares® USD Corporate Bond 2032 Index	2.07%	4.78%
Bloomberg U.S. Aggregate Bond Index	1.89%	2.97%
Bloomberg U.S. Corporate Index	1.94%	4.26%

Performance Inception Date	Sep. 08, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,555,341,985
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,322,202
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,555,341,985
Total number of portfolio holdings	329
Total advisory fees paid	$1,322,202
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.60%, 11/15/2032	1.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.28%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.27%
Oracle Corp., 4.80%, 09/26/2032	0.98%
Meta Platforms, Inc., 3.85%, 08/15/2032	0.98%
Amazon.com, Inc., 3.60%, 04/13/2032	0.83%
Sprint Capital Corp., 8.75%, 03/15/2032	0.82%
Oracle Corp., 6.25%, 11/09/2032	0.80%
Amazon.com, Inc., 4.70%, 12/01/2032	0.78%
Ford Motor Co., 3.25%, 02/12/2032	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.60%, 11/15/2032	1.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 01/30/2032	1.28%
Verizon Communications, Inc., 2.36%, 03/15/2032	1.27%
Oracle Corp., 4.80%, 09/26/2032	0.98%
Meta Platforms, Inc., 3.85%, 08/15/2032	0.98%
Amazon.com, Inc., 3.60%, 04/13/2032	0.83%
Sprint Capital Corp., 8.75%, 03/15/2032	0.82%
Oracle Corp., 6.25%, 11/09/2032	0.80%
Amazon.com, Inc., 4.70%, 12/01/2032	0.78%
Ford Motor Co., 3.25%, 02/12/2032	0.78%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Trading Symbol	BSJU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2030 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.22%, differed from the return of the Index, 5.76%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the health care providers & services industry.
Positions | APLD ComputeCo LLC, 9.25% coupon, due 12/15/2030, a diversified telecommunication services company, followed by WULF Compute LLC, 7.75% coupon, due 10/15/2030, a diversified telecommunication services company.
What detracted from performance?
Industry Allocations | Health care equipment & supplies industry.
Positions | iHeartCommunications, Inc., 10.88% coupon, due 5/1/2030, a media company, followed by Virgin Media Finance PLC, 5.00% coupon, due 7/15/2030, a media company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/8/22)
Invesco BulletShares 2030 High Yield Corporate Bond ETF — NAV Return	5.22%	7.70%
ICE BulletShares® USD High Yield Corporate Bond 2030 Index	5.76%	8.29%
Bloomberg U.S. Aggregate Bond Index	1.89%	2.97%
Bloomberg U.S. Corporate High Yield Index	4.88%	8.11%

Performance Inception Date	Sep. 08, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 323,339,788
Holdings Count | Holding	219
Advisory Fees Paid, Amount	$ 1,006,583
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$323,339,788
Total number of portfolio holdings	219
Total advisory fees paid	$1,006,583
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	1.93%
WULF Compute LLC, 7.75%, 10/15/2030	1.89%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.62%
New Red Finance, Inc., 4.00%, 10/15/2030	1.57%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	1.54%
DaVita, Inc., 4.63%, 06/01/2030	1.52%
APLD ComputeCo LLC, 9.25%, 12/15/2030	1.41%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.31%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.15%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.15%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HUB International Ltd., 7.25%, 06/15/2030	1.93%
WULF Compute LLC, 7.75%, 10/15/2030	1.89%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	1.62%
New Red Finance, Inc., 4.00%, 10/15/2030	1.57%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030	1.54%
DaVita, Inc., 4.63%, 06/01/2030	1.52%
APLD ComputeCo LLC, 9.25%, 12/15/2030	1.41%
athenahealth Group, Inc., 6.50%, 02/15/2030	1.31%
Tenet Healthcare Corp., 6.13%, 06/15/2030	1.15%
Caesars Entertainment, Inc., 7.00%, 02/15/2030	1.15%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000237721 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 Municipal Bond ETF
Class Name	Invesco BulletShares 2032 Municipal Bond ETF
Trading Symbol	BSMW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.75%, differed from the return of the Index, 3.80%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Regents of the University of California Medical Center, Series 2022 P, RB, 5.00% coupon, due 5/15/2047, followed by New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00% coupon, due 3/15/2046.
What detracted from performance?
State Allocations | New Hampshire bonds.
Positions | Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB, 5.00% coupon, due 7/1/2042, followed by Texas (State of) Water Development Board (Master Trust), Series 2022, RB, 4.60% coupon, due 10/15/2039.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/1/23)
Invesco BulletShares 2032 Municipal Bond ETF — NAV Return	3.75%	2.81%
ICE BulletShares® Municipal Bond 2032 Index	3.80%	3.14%
Bloomberg Municipal Bond Index	4.12%	3.22%

Performance Inception Date	Mar. 01, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 215,972,453
Holdings Count | Holding	1,912
Advisory Fees Paid, Amount	$ 300,669
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$215,972,453
Total number of portfolio holdings	1,912
Total advisory fees paid	$300,669
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.51%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.48%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	0.41%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2032	0.40%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2052	0.37%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.34%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2032	0.31%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.30%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB, 5.00%, 11/15/2051	0.28%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.28%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	0.51%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	0.48%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB, 5.00%, 12/01/2032	0.41%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2032	0.40%
University of California, Series 2022 BK, RB, 5.00%, 05/15/2052	0.37%
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB, 5.00%, 05/01/2052	0.34%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2032	0.31%
New Jersey (State of), Series 2020 A, GO Bonds, 4.00%, 06/01/2032	0.30%
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB, 5.00%, 11/15/2051	0.28%
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 E-2B, Ref. RB, 5.00%, 11/15/2032	0.28%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Material Fund Change Risks Change [Text Block]	The Fund's classification changed from non-diversified to diversified, and therefore the Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000244604 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Corporate Bond ETF
Class Name	Invesco BulletShares 2033 Corporate Bond ETF
Trading Symbol	BSCX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.00%, differed from the return of the Index, 2.10%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Amgen, Inc., 5.25% coupon, due 3/2/2033, a biotechnology company, followed by Ford Motor Credit Co. LLC, 7.12% coupon, due 11/7/2033, an automobiles company.
What detracted from performance?
Industry Allocations | Software industry, followed by the interactive media & services industry.
Positions | Oracle Corp., 5.35% coupon, due 5/4/2033, a software company, followed by Alphabet, Inc., 4.40% coupon, due 2/15/2033, an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Corporate Bond ETF — NAV Return	2.00%	6.27%
ICE BulletShares® USD Corporate Bond 2033 Index	2.10%	6.37%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.62%
Bloomberg U.S. Corporate Index	1.94%	5.52%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,033,221,941
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 901,277
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,033,221,941
Total number of portfolio holdings	311
Total advisory fees paid	$901,277
Portfolio turnover rate	22%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.42%
Amazon.com, Inc., 4.55%, 03/13/2033	1.29%
NVIDIA Corp., 4.75%, 06/15/2033	1.13%
AT&T, Inc., 2.55%, 12/01/2033	1.04%
Amazon.com, Inc., 5.10%, 07/09/2033	0.99%
Alphabet, Inc., 4.40%, 02/15/2033	0.96%
Oracle Corp., 5.35%, 05/04/2033	0.95%
Salesforce, Inc., 5.20%, 03/15/2033	0.91%
Abbott Laboratories, 4.30%, 03/15/2033	0.88%
T-Mobile USA, Inc., 5.05%, 07/15/2033	0.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Amgen, Inc., 5.25%, 03/02/2033	1.42%
Amazon.com, Inc., 4.55%, 03/13/2033	1.29%
NVIDIA Corp., 4.75%, 06/15/2033	1.13%
AT&T, Inc., 2.55%, 12/01/2033	1.04%
Amazon.com, Inc., 5.10%, 07/09/2033	0.99%
Alphabet, Inc., 4.40%, 02/15/2033	0.96%
Oracle Corp., 5.35%, 05/04/2033	0.95%
Salesforce, Inc., 5.20%, 03/15/2033	0.91%
Abbott Laboratories, 4.30%, 03/15/2033	0.88%
T-Mobile USA, Inc., 5.05%, 07/15/2033	0.85%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000244605 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2031 High Yield Corporate Bond ETF
Trading Symbol	BSJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2031 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 3.85%, differed from the return of the Index, 4.41%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the media industry.
Positions | Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13% coupon, due 4/30/2031, a pharmaceuticals company, followed by Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00% coupon, due 2/15/2031, a media company.
What detracted from performance?
Industry Allocations | IT services industry, followed by the technology hardware, storage & peripherals industry.
Positions | Xerox Corp., 13.50% coupon, due 4/15/2031, a technology hardware, storage & peripherals company (no longer held at fiscal year-end), followed by PR RNO Property Owner 1 LLC, 6.50% coupon, due 5/1/2031, a wireless telecommunication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2031 High Yield Corporate Bond ETF — NAV Return	3.85%	8.10%
ICE BulletShares® USD High Yield Corporate Bond 2031 Index	4.41%	8.72%
Bloomberg U.S. Aggregate Bond Index	1.89%	4.62%
Bloomberg U.S. Corporate High Yield Index	4.88%	8.80%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 121,599,545
Holdings Count | Holding	242
Advisory Fees Paid, Amount	$ 321,557
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$121,599,545
Total number of portfolio holdings	242
Total advisory fees paid	$321,557
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meridian Arc Holdco LLC, 6.25%, 04/30/2031	2.45%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	1.92%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031	1.57%
Core Scientific Finance I LLC, 7.75%, 05/15/2031	1.45%
CRC Insurance Group LLC, 7.13%, 06/01/2031	1.44%
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031	1.22%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	1.22%
UKG, Inc., 6.88%, 02/01/2031	1.11%
CoreWeave, Inc., 9.75%, 10/01/2031	1.11%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.10%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meridian Arc Holdco LLC, 6.25%, 04/30/2031	2.45%
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031	1.92%
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031	1.57%
Core Scientific Finance I LLC, 7.75%, 05/15/2031	1.45%
CRC Insurance Group LLC, 7.13%, 06/01/2031	1.44%
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031	1.22%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031	1.22%
UKG, Inc., 6.88%, 02/01/2031	1.11%
CoreWeave, Inc., 9.75%, 10/01/2031	1.11%
Allied Universal Holdco LLC, 7.88%, 02/15/2031	1.10%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000244606 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 Municipal Bond ETF
Class Name	Invesco BulletShares 2033 Municipal Bond ETF
Trading Symbol	BSSX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.17%, differed from the return of the Index, 4.11%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | Jefferson (County of), AL, Series 2024, Ref. RB, 5.25% coupon, due 10/1/2045, followed by Massachusetts (Commonwealth of), Series 2023 A, GO Bonds, 5.00% coupon, due 5/1/2048.
What detracted from performance?
State Allocations | New Hampshire bonds, followed by Kansas bonds.
Positions | Texas (State of) Transportation Commission State Highway Fund, Series 2024, Ref. RB, 5.00% coupon, due 10/1/2033, followed by New York (State of) Dormitory Authority, Series 2024 B, Ref. RB, 5.00% coupon, due 3/15/2033.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/20/23)
Invesco BulletShares 2033 Municipal Bond ETF — NAV Return	4.17%	3.58%
ICE BulletShares® Municipal Bond 2033 Index	4.11%	3.62%
Bloomberg Municipal Bond Index	4.12%	3.65%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 140,649,315
Holdings Count | Holding	1,695
Advisory Fees Paid, Amount	$ 207,623
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$140,649,315
Total number of portfolio holdings	1,695
Total advisory fees paid	$207,623
Portfolio turnover rate	7%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
California (State of), Series 2023, GO Bonds, 5.25%, 09/01/2053	0.50%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.44%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.42%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB, 5.00%, 12/01/2033	0.39%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.00%, 06/15/2046	0.38%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.38%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB, 5.00%, 07/01/2033	0.37%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.37%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.25%, 06/15/2050	0.34%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.25%, 10/01/2043	0.33%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
California (State of), Series 2023, GO Bonds, 5.25%, 09/01/2053	0.50%
Jefferson (County of), AL, Series 2024, Ref. RB, 5.25%, 10/01/2045	0.44%
New York (State of) Dormitory Authority, Series 2019, RB, 2.00%, 07/01/2033	0.42%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist), Series 2026 A, Ref. RB, 5.00%, 12/01/2033	0.39%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.00%, 06/15/2046	0.38%
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB, 5.00%, 12/01/2039	0.38%
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 1999, RB, 5.00%, 07/01/2033	0.37%
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.25%, 05/01/2048	0.37%
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB, 5.25%, 06/15/2050	0.34%
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts., 5.25%, 10/01/2043	0.33%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250315 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Corporate Bond ETF
Class Name	Invesco BulletShares 2034 Corporate Bond ETF
Trading Symbol	BSCY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2034 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2034 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 2.11%, differed from the return of the Index, 2.19%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the passenger airlines industry.
Positions | American Airlines Pass-Through Trust, Series 2021-1, Class A, 2.88% coupon, due 7/11/2034, a passenger airlines company (no longer held at fiscal year-end), followed by Ford Motor Credit Co. LLC, 6.13% coupon, due 3/8/2034, an automobiles company.
What detracted from performance?
Industry Allocations | Software industry, followed by the semiconductors & semiconductor equipment industry.
Positions | Broadcom, Inc., 3.47% coupon, due 4/15/2034, a semiconductors & semiconductor equipment company, followed by Oracle Corp., 4.30% coupon, due 7/8/2034, a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2034 Corporate Bond ETF — NAV Return	2.11%	4.98%
ICE BulletShares® USD Corporate Bond 2034 Index	2.19%	5.08%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.91%
Bloomberg U.S. Corporate Index	1.94%	4.26%

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 598,252,824
Holdings Count | Holding	300
Advisory Fees Paid, Amount	$ 450,182
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$598,252,824
Total number of portfolio holdings	300
Total advisory fees paid	$450,182
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.11%
Broadcom, Inc., 3.47%, 04/15/2034	1.04%
AT&T, Inc., 5.40%, 02/15/2034	1.02%
Boeing Co. (The), 6.53%, 05/01/2034	1.00%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.94%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.92%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.89%
Kroger Co. (The), 5.00%, 09/15/2034	0.80%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.74%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
AbbVie, Inc., 5.05%, 03/15/2034	1.11%
Broadcom, Inc., 3.47%, 04/15/2034	1.04%
AT&T, Inc., 5.40%, 02/15/2034	1.02%
Boeing Co. (The), 6.53%, 05/01/2034	1.00%
Bristol-Myers Squibb Co., 5.20%, 02/22/2034	0.94%
Cisco Systems, Inc., 5.05%, 02/26/2034	0.92%
Meta Platforms, Inc., 4.75%, 08/15/2034	0.89%
Kroger Co. (The), 5.00%, 09/15/2034	0.80%
Citibank N.A., 5.57%, 04/30/2034	0.76%
UnitedHealth Group, Inc., 5.15%, 07/15/2034	0.74%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000250316 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2032 High Yield Corporate Bond ETF
Trading Symbol	BSJW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2032 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2032 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2032 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.66%, differed from the return of the Index, 5.25%, primarily due to fees and expenses incurred by the Fund during the period, as well as costs associated with portfolio rebalancing and sampling.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the pharmaceuticals industry.
Positions | 1261229 BC Ltd., 10.00% coupon, due 4/15/2032, a pharmaceuticals company, followed by WarnerMedia Holdings, Inc., 4.28% coupon, due 3/15/2032, an interactive media & services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Building products industry, followed by the IT services industry.
Positions | ION Platform Finance US, Inc., 7.88% coupon, due 9/30/2032, an electric utilities company, followed by JELD-WEN, Inc., 7.00% coupon, due 9/1/2032, a building products company (no longer held at fiscal year-end).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/12/24)
Invesco BulletShares 2032 High Yield Corporate Bond ETF — NAV Return	4.66%	7.00%
ICE BulletShares® USD High Yield Corporate Bond 2032 Index	5.25%	7.57%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.91%
Bloomberg U.S. Corporate High Yield Index	4.88%	7.60%

Performance Inception Date	Jun. 12, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 50,423,977
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 146,976
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$50,423,977
Total number of portfolio holdings	193
Total advisory fees paid	$146,976
Portfolio turnover rate	36%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.64%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.33%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032	1.92%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.41%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.34%
TransDigm, Inc., 6.63%, 03/01/2032	1.32%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1.27%
IQVIA, Inc., 6.25%, 06/01/2032	1.19%
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032	1.14%
HUB International Ltd., 7.38%, 01/31/2032	1.13%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
1261229 BC Ltd., 10.00%, 04/15/2032	3.64%
Quikrete Holdings, Inc., 6.38%, 03/01/2032	2.33%
Asurion LLC and Asurion Co-Issuer, Inc., 8.00%, 12/31/2032	1.92%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 05/01/2032	1.41%
QXO Building Products, Inc., 6.75%, 04/30/2032	1.34%
TransDigm, Inc., 6.63%, 03/01/2032	1.32%
Discovery Global Holdings, Inc., 4.28%, 03/15/2032	1.27%
IQVIA, Inc., 6.25%, 06/01/2032	1.19%
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032	1.14%
HUB International Ltd., 7.38%, 01/31/2032	1.13%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000253524 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 Municipal Bond ETF
Class Name	Invesco BulletShares 2034 Municipal Bond ETF
Trading Symbol	BSMY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2034 Municipal Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2034 Municipal Bond ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 4.56%, differed from the return of the Index, 4.50%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2024, RB, 5.50% coupon, due 11/1/2047, followed by Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB, 5.25% coupon, due 11/15/2049.
What detracted from performance?
State Allocations | Mississippi bonds, followed by West Virginia bonds.
Positions | Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00% coupon, due 7/1/2034, followed by Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00% coupon, due 12/1/2034.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/11/24)
Invesco BulletShares 2034 Municipal Bond ETF — NAV Return	4.56%	0.74%
ICE BulletShares® Municipal Bond 2034 Index	4.50%	0.81%
Bloomberg Municipal Bond Index	4.12%	1.79%

Performance Inception Date	Sep. 11, 2024
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 138,069,641
Holdings Count | Holding	1,972
Advisory Fees Paid, Amount	$ 189,847
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$138,069,641
Total number of portfolio holdings	1,972
Total advisory fees paid	$189,847
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2064	0.51%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2034	0.50%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB, 5.25%, 06/15/2053	0.44%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.43%
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.40%
Curators of the University of Missouri (The), Series 2024, Ref. RB, 5.00%, 11/01/2034	0.40%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.25%, 12/01/2054	0.35%
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB, 5.25%, 02/01/2053	0.31%
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, 5.00%, 01/01/2058	0.29%
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings
(% of net assets)
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB, 5.50%, 07/01/2054	0.60%
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB, 5.25%, 05/15/2064	0.51%
Los Angeles Unified School District, Series 2024 A, Ref. GO Bonds, 5.00%, 07/01/2034	0.50%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB, 5.25%, 06/15/2053	0.44%
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds, 5.00%, 01/01/2054	0.43%
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB, 3.00%, 11/15/2034	0.40%
Curators of the University of Missouri (The), Series 2024, Ref. RB, 5.00%, 11/01/2034	0.40%
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, 5.25%, 12/01/2054	0.35%
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB, 5.25%, 02/01/2053	0.31%
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, 5.00%, 01/01/2058	0.29%

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000261115 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2035 Corporate Bond ETF
Class Name	Invesco BulletShares 2035 Corporate Bond ETF
Trading Symbol	BSCZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2035 Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2035 Corporate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the investment grade corporate bond market benefited from higher all-in yields and resilient fundamentals. Because the Fund primarily invests in investment grade corporate debt, it benefited from this broader market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2035 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.84%, differed from the return of the Index, 1.98%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the electric utilities industry.
Positions | Ford Motor Credit Co. LLC, 6.50% coupon, due 2/7/2035, an automobiles company, followed by Micron Technology, Inc., 6.05% coupon, due 11/1/2035, a semiconductors & semiconductor equipment company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Interactive media & services industry, followed by the software industry.
Positions | Meta Platforms, Inc., 4.88% coupon, due 11/15/2035, an interactive media & services company, followed by Oracle Corp., 5.20% coupon, due 9/26/2035, a software company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/25)
Invesco BulletShares 2035 Corporate Bond ETF — NAV Return	1.84%	3.97%
ICE BulletShares® USD Corporate Bond 2035 Index	1.98%	4.11%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.41%
Bloomberg U.S. Corporate Index	1.94%	3.69%

Performance Inception Date	Jun. 11, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 323,718,234
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 166,752
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$323,718,234
Total number of portfolio holdings	315
Total advisory fees paid	$166,752
Portfolio turnover rate	6%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.88%, 11/15/2035	2.17%
Oracle Corp., 5.20%, 09/26/2035	1.29%
Alphabet, Inc., 4.70%, 11/15/2035	1.19%
Amazon.com, Inc., 4.65%, 11/20/2035	1.18%
Broadcom, Inc., 3.14%, 11/15/2035	0.93%
Broadcom, Inc., 5.20%, 07/15/2035	0.85%
AbbVie, Inc., 4.50%, 05/14/2035	0.84%
Synopsys, Inc., 5.15%, 04/01/2035	0.83%
AT&T, Inc., 4.50%, 05/15/2035	0.82%
Verizon Communications, Inc., 5.25%, 04/02/2035	0.78%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 4.88%, 11/15/2035	2.17%
Oracle Corp., 5.20%, 09/26/2035	1.29%
Alphabet, Inc., 4.70%, 11/15/2035	1.19%
Amazon.com, Inc., 4.65%, 11/20/2035	1.18%
Broadcom, Inc., 3.14%, 11/15/2035	0.93%
Broadcom, Inc., 5.20%, 07/15/2035	0.85%
AbbVie, Inc., 4.50%, 05/14/2035	0.84%
Synopsys, Inc., 5.15%, 04/01/2035	0.83%
AT&T, Inc., 4.50%, 05/15/2035	0.82%
Verizon Communications, Inc., 5.25%, 04/02/2035	0.78%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000261116 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2033 High Yield Corporate Bond ETF
Trading Symbol	BSJX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2033 High Yield Corporate Bond ETF (the “Fund”) for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco BulletShares 2033 High Yield Corporate Bond ETF	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended August 31, 2026, the high-yield credit market benefited from tightening credit spreads, higher all-in yields, and resilient fundamentals. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2033 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal year ended August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 5.00%, differed from the return of the Index, 5.42%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the chemicals industry.
Positions | Level 3 Financing, Inc., 6.88% coupon, due 6/30/2033, a diversified telecommunication services company, followed by Jane Street Group/JSG Finance, Inc., 6.75% coupon, due 5/1/2033, a financial services company (no longer held at fiscal year-end).
What detracted from performance?
Industry Allocations | Financial services industry.
Positions | Virgin Media O2 Vendor Financing Notes VI DAC, 8.50% coupon, due 3/15/2033, a media company, followed by VMED O2 UK Financing I PLC, 6.75% coupon, due 1/15/2033, a diversified telecommunication services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/11/25)
Invesco BulletShares 2033 High Yield Corporate Bond ETF — NAV Return	5.00%	6.59%
ICE BulletShares® USD High Yield Corporate Bond 2033 Index	5.42%	6.92%
Bloomberg U.S. Aggregate Bond Index	1.89%	3.41%
Bloomberg U.S. Corporate High Yield Index	4.88%	6.53%

Performance Inception Date	Jun. 11, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 22,555,184
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 43,397
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$22,555,184
Total number of portfolio holdings	148
Total advisory fees paid	$43,397
Portfolio turnover rate	63%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	2.22%
Level 3 Financing, Inc., 6.88%, 06/30/2033	1.71%
Michaels Cos., Inc. (The), 8.50%, 03/15/2033	1.67%
Sword Purchaser LLC, 8.25%, 04/15/2033	1.61%
Olympus Water US Holding Corp., 7.25%, 02/15/2033	1.33%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 02/01/2033	1.30%
Neptune Bidco US, Inc., 9.50%, 02/15/2033	1.27%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	1.26%
CACI International, Inc., 6.38%, 06/15/2033	1.26%
TransDigm, Inc., 6.00%, 01/15/2033	1.24%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
TransDigm, Inc., 6.38%, 05/31/2033	2.22%
Level 3 Financing, Inc., 6.88%, 06/30/2033	1.71%
Michaels Cos., Inc. (The), 8.50%, 03/15/2033	1.67%
Sword Purchaser LLC, 8.25%, 04/15/2033	1.61%
Olympus Water US Holding Corp., 7.25%, 02/15/2033	1.33%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 02/01/2033	1.30%
Neptune Bidco US, Inc., 9.50%, 02/15/2033	1.27%
Quikrete Holdings, Inc., 6.75%, 03/01/2033	1.26%
CACI International, Inc., 6.38%, 06/15/2033	1.26%
TransDigm, Inc., 6.00%, 01/15/2033	1.24%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000263929 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2035 Municipal Bond ETF
Class Name	Invesco BulletShares 2035 Municipal Bond ETF
Trading Symbol	BSMZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2035 Municipal Bond ETF (the “Fund”) for the period September 15, 2025 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2035 Municipal Bond ETF	$17	0.18%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 17	[2]
Expense Ratio, Percent	0.18%	[3]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period September 17, 2025 (Fund inception) through August 31, 2026, the municipal bond market was supported by historically elevated all-in yields, steady demand, and healthy credit fundamentals. Because the Fund primarily invests in municipal bonds, it benefited from these dynamics.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® Municipal Bond 2035 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period September 17, 2025 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 1.25%, differed from the return of the Index, 1.29%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
State Allocations | New York bonds, followed by California bonds.
Positions | New York (State of) Dormitory Authority, Series 2025 A, Ref. RB, 5.00% coupon, due 3/15/2039, followed by Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2025 A, RB, 5.00% coupon, due 11/15/2043.
What detracted from performance?
State Allocations | Colorado bonds, followed by Minnesota bonds.
Positions | New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25% coupon, due 10/1/2035, followed by University of California, Series 2025, RB, 5.00% coupon, due 5/15/2039.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (9/17/25)
Invesco BulletShares 2035 Municipal Bond ETF — NAV Return	1.25%
ICE BulletShares® Municipal Bond 2035 Index	1.29%
Bloomberg Municipal Bond Index	1.36%

Performance Inception Date	Sep. 17, 2025
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 64,115,988
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 56,799
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$64,115,988
Total number of portfolio holdings	1,619
Total advisory fees paid	$56,799
Portfolio turnover rate	11%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.69%
New York (State of) Thruway Authority, Series 2025, RB, 5.00%, 03/15/2055	0.46%
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB, 5.00%, 02/15/2055	0.45%
Chicago (City of), IL (O'Hare International Airport), Series 2026 A, RB, 5.25%, 01/01/2061	0.44%
New York (City of), NY, Subseries 2025 G-1, GO Bonds, 5.25%, 02/01/2050	0.43%
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB, 5.00%, 11/15/2035	0.42%
North Texas Municipal Water District, Series 2025, Ref. RB, 5.00%, 09/01/2043	0.41%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00%, 12/01/2035	0.40%
Omaha Public Facilities Corp., Series 2025 C, RB, 5.00%, 04/15/2050	0.38%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.38%
* Excluding money market fund holdings, if any.
Revenue type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.69%
New York (State of) Thruway Authority, Series 2025, RB, 5.00%, 03/15/2055	0.46%
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB, 5.00%, 02/15/2055	0.45%
Chicago (City of), IL (O'Hare International Airport), Series 2026 A, RB, 5.25%, 01/01/2061	0.44%
New York (City of), NY, Subseries 2025 G-1, GO Bonds, 5.25%, 02/01/2050	0.43%
Missouri (State of) Health & Educational Facilities Authority, Series 2025, RB, 5.00%, 11/15/2035	0.42%
North Texas Municipal Water District, Series 2025, Ref. RB, 5.00%, 09/01/2043	0.41%
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2025, RB, 5.00%, 12/01/2035	0.40%
Omaha Public Facilities Corp., Series 2025 C, RB, 5.00%, 04/15/2050	0.38%
California (State of), Series 2025, GO Bonds, 5.00%, 03/01/2055	0.38%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since September 15, 2025 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 15, 2025 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000276124 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2036 Corporate Bond ETF
Class Name	Invesco BulletShares 2036 Corporate Bond ETF
Trading Symbol	BSCA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2036 Corporate Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2036 Corporate Bond ETF	$2	0.10%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[4]
Expense Ratio, Percent	0.10%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the investment grade corporate bond market faced headwinds from rate movements and spread widening. Because the Fund primarily invests in investment grade corporate debt, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD Corporate Bond 2036 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, -0.72%, differed from the return of the Index, -0.73%, primarily due to positive effects of the sampling approach employed by the portfolio management team, which were partially offset by fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Media industry.
Positions | WPP 2025 LLC, 6.50% coupon, due 3/30/2036, a media company, followed by Paramount Global, 6.88% coupon, due 4/30/2036, a media company.
What detracted from performance?
Industry Allocations | Semiconductors & semiconductor equipment industry, followed by the software industry.
Positions | Oracle Corp., 5.70% coupon, due 2/4/2036, a software company, followed by Meta Platforms, Inc., 5.25% coupon, due 5/15/2036, an interactive media & services company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2036 Corporate Bond ETF — NAV Return	-0.72%
ICE BulletShares® USD Corporate Bond 2036 Index	-0.73%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Corporate Index	-0.50%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 14,740,492
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,728
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$14,740,492
Total number of portfolio holdings	216
Total advisory fees paid	$1,728
Portfolio turnover rate	8%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 5.25%, 05/15/2036	2.28%
Amazon.com, Inc., 4.88%, 03/13/2036	2.25%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	2.02%
Oracle Corp., 5.70%, 02/04/2036	1.83%
Alphabet, Inc., 4.80%, 02/15/2036	1.82%
Salesforce, Inc., 5.55%, 03/15/2036	1.73%
Amazon.com, Inc., 5.30%, 07/09/2036	1.72%
Alphabet, Inc., 5.45%, 08/15/2036	1.55%
NVIDIA Corp., 4.95%, 06/15/2036	1.54%
Abbott Laboratories, 4.65%, 03/15/2036	1.41%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Meta Platforms, Inc., 5.25%, 05/15/2036	2.28%
Amazon.com, Inc., 4.88%, 03/13/2036	2.25%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	2.02%
Oracle Corp., 5.70%, 02/04/2036	1.83%
Alphabet, Inc., 4.80%, 02/15/2036	1.82%
Salesforce, Inc., 5.55%, 03/15/2036	1.73%
Amazon.com, Inc., 5.30%, 07/09/2036	1.72%
Alphabet, Inc., 5.45%, 08/15/2036	1.55%
NVIDIA Corp., 4.95%, 06/15/2036	1.54%
Abbott Laboratories, 4.65%, 03/15/2036	1.41%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since June 8, 2026 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 8, 2026 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000276125 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2034 High Yield Corporate Bond ETF
Class Name	Invesco BulletShares 2034 High Yield Corporate Bond ETF
Trading Symbol	BSJY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2034 High Yield Corporate Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2034 High Yield Corporate Bond ETF	$10	0.42%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 10	[6]
Expense Ratio, Percent	0.42%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the high-yield credit market benefited from tightening credit spreads and elevated all-in yields. Because the Fund holds the majority of its portfolio in high yield corporate bonds, it benefited from this environment overall.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® USD High Yield Corporate Bond 2034 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.85%, differed from the return of the Index, 1.07%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Industry Allocations | Oil, gas & consumable fuels industry, followed by the media industry.
Positions | Nexstar Media, Inc., 7.25% coupon, due 4/15/2034, a media company, followed by Michaels Cos., Inc. (The), 11.00% coupon, due 3/15/2034, a specialty retail company.
What detracted from performance?
Industry Allocations | Insurance industry, followed by the commercial services & supplies industry.
Positions | Asurion LLC and Asurion Co-Issuer, Inc., 8.38% coupon, due 2/1/2034, an insurance company, followed by GFL Environmental Holdings (US), Inc., 5.50% coupon, due 2/1/2034, a commercial services & supplies company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2034 High Yield Corporate Bond ETF — NAV Return	0.85%
ICE BulletShares® USD High Yield Corporate Bond 2034 Index	1.07%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Corporate High Yield Index	1.40%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 4,973,470
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,768
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$4,973,470
Total number of portfolio holdings	93
Total advisory fees paid	$4,768
Portfolio turnover rate	17%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034	3.45%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034	2.91%
Level 3 Financing, Inc., 7.00%, 03/31/2034	2.88%
TransDigm, Inc., 6.75%, 01/31/2034	2.35%
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034	2.16%
Nexstar Media, Inc., 7.25%, 04/15/2034	2.04%
TransDigm, Inc., 6.13%, 07/31/2034	1.99%
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 5.75%, 03/31/2034	1.89%
Venture Global Plaquemines LNG LLC, 6.50%, 06/15/2034	1.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034	1.85%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034	3.45%
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034	2.91%
Level 3 Financing, Inc., 7.00%, 03/31/2034	2.88%
TransDigm, Inc., 6.75%, 01/31/2034	2.35%
CHS/Community Health Systems, Inc., 9.75%, 01/15/2034	2.16%
Nexstar Media, Inc., 7.25%, 04/15/2034	2.04%
TransDigm, Inc., 6.13%, 07/31/2034	1.99%
Albertson's Cos., Inc./Safeway, Inc./New Albertson's L.P./Albertson's LLC, 5.75%, 03/31/2034	1.89%
Venture Global Plaquemines LNG LLC, 6.50%, 06/15/2034	1.87%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034	1.85%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since June 8, 2026 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.
On August 31, 2026, Invesco Indexing LLC sold its family of indexes to ICE Data Indices, LLC (“ICE”) (the “Transaction”). As of that date, the Fund’s underlying index is compiled, maintained and calculated by ICE, ICE serves as its index provider, and all references to “Invesco” in the name of the Fund’s underlying index are replaced with “ICE.” The Fund’s underlying index methodology and its risk profile did not change materially as a result of the Transaction.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 8, 2026 (commencement of operations). For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 983-0903.

Updated Prospectus Phone Number	(800) 983-0903
Updated Prospectus Web Address	invesco.com/reports
C000276136 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2027 Treasury Bond ETF
Class Name	Invesco BulletShares 2027 Treasury Bond ETF
Trading Symbol	BSGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2027 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2027 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[8]
Expense Ratio, Percent	0.07%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2027 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.76%, matched the return of the Index, 0.76%.
What contributed to performance?
Duration Allocations | Bonds with maturities of 0-1 years, followed by bonds with maturities of 1-2 years.
Positions | U.S. Treasury Notes, 1.50% coupon, due 1/31/2027, followed by U.S. Treasury Notes, 4.13% coupon, due 2/28/2027.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2027 Treasury Bond ETF — NAV Return	0.76%
ICE BulletShares® US Treasury Bond 2027 Index	0.76%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,499,547
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 195
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,499,547
Total number of portfolio holdings	55
Total advisory fees paid	$195
Portfolio turnover rate	3%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.50%, 01/31/2027	2.76%
U.S. Treasury Notes, 3.88%, 03/31/2027	2.61%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.60%
U.S. Treasury Notes, 3.50%, 09/30/2027	2.60%
U.S. Treasury Notes, 3.75%, 04/30/2027	2.59%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.59%
U.S. Treasury Notes, 3.38%, 11/30/2027	2.58%
U.S. Treasury Notes, 4.13%, 02/28/2027	2.58%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.57%
U.S. Treasury Notes, 3.50%, 10/31/2027	2.54%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.50%, 01/31/2027	2.76%
U.S. Treasury Notes, 3.88%, 03/31/2027	2.61%
U.S. Treasury Notes, 3.75%, 06/30/2027	2.60%
U.S. Treasury Notes, 3.50%, 09/30/2027	2.60%
U.S. Treasury Notes, 3.75%, 04/30/2027	2.59%
U.S. Treasury Notes, 3.38%, 12/31/2027	2.59%
U.S. Treasury Notes, 3.38%, 11/30/2027	2.58%
U.S. Treasury Notes, 4.13%, 02/28/2027	2.58%
U.S. Treasury Notes, 3.88%, 07/31/2027	2.57%
U.S. Treasury Notes, 3.50%, 10/31/2027	2.54%
* Excluding money market fund holdings, if any.

C000276137 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2028 Treasury Bond ETF
Class Name	Invesco BulletShares 2028 Treasury Bond ETF
Trading Symbol	BSTS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2028 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2028 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[10]
Expense Ratio, Percent	0.07%	[11]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2028 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.59%, differed from the return of the Index, 0.60%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 1-2 years, followed by bonds with maturities of 2-3 years.
Positions | U.S. Treasury Notes, 3.50% coupon, due 1/31/2028, followed by U.S. Treasury Notes, 3.88% coupon, due 3/31/2028.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2028 Treasury Bond ETF — NAV Return	0.59%
ICE BulletShares® US Treasury Bond 2028 Index	0.60%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,495,688
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 210
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,495,688
Total number of portfolio holdings	50
Total advisory fees paid	$210
Portfolio turnover rate	9%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	4.07%
U.S. Treasury Notes, 4.25%, 07/31/2028	2.54%
U.S. Treasury Notes, 3.75%, 04/30/2028	2.53%
U.S. Treasury Notes, 3.38%, 02/29/2028	2.52%
U.S. Treasury Notes, 4.13%, 06/30/2028	2.51%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.50%
U.S. Treasury Notes, 4.00%, 05/31/2028	2.50%
U.S. Treasury Notes, 3.88%, 03/31/2028	2.50%
U.S. Treasury Notes, 2.88%, 08/15/2028	2.24%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.23%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 3.50%, 01/31/2028	4.07%
U.S. Treasury Notes, 4.25%, 07/31/2028	2.54%
U.S. Treasury Notes, 3.75%, 04/30/2028	2.53%
U.S. Treasury Notes, 3.38%, 02/29/2028	2.52%
U.S. Treasury Notes, 4.13%, 06/30/2028	2.51%
U.S. Treasury Notes, 4.13%, 08/31/2028	2.50%
U.S. Treasury Notes, 4.00%, 05/31/2028	2.50%
U.S. Treasury Notes, 3.88%, 03/31/2028	2.50%
U.S. Treasury Notes, 2.88%, 08/15/2028	2.24%
U.S. Treasury Notes, 2.88%, 05/15/2028	2.23%
* Excluding money market fund holdings, if any.

C000276138 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2029 Treasury Bond ETF
Class Name	Invesco BulletShares 2029 Treasury Bond ETF
Trading Symbol	BSGT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2029 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2029 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[12]
Expense Ratio, Percent	0.07%	[13]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2029 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.39%, differed from the return of the Index, 0.40%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 2-3 years, followed by bonds with maturities of 3-4 years.
Positions | U.S. Treasury Notes, 4.25% coupon, due 2/28/2029, followed by U.S. Treasury Notes, 2.63% coupon, due 2/15/2029.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Notes, 4.25% coupon, due 8/15/2029.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2029 Treasury Bond ETF — NAV Return	0.39%
ICE BulletShares® US Treasury Bond 2029 Index	0.40%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 2,491,427
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 216
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$2,491,427
Total number of portfolio holdings	39
Total advisory fees paid	$216
Portfolio turnover rate	14%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 04/30/2029	3.61%
U.S. Treasury Notes, 4.38%, 12/31/2029	3.61%
U.S. Treasury Notes, 4.13%, 10/31/2029	3.59%
U.S. Treasury Notes, 4.25%, 06/30/2029	3.58%
U.S. Treasury Notes, 4.00%, 07/31/2029	3.58%
U.S. Treasury Notes, 4.13%, 11/30/2029	3.57%
U.S. Treasury Notes, 3.63%, 08/31/2029	3.55%
U.S. Treasury Notes, 4.50%, 05/31/2029	3.54%
U.S. Treasury Notes, 3.50%, 09/30/2029	3.53%
U.S. Treasury Notes, 4.13%, 03/31/2029	3.45%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.63%, 04/30/2029	3.61%
U.S. Treasury Notes, 4.38%, 12/31/2029	3.61%
U.S. Treasury Notes, 4.13%, 10/31/2029	3.59%
U.S. Treasury Notes, 4.25%, 06/30/2029	3.58%
U.S. Treasury Notes, 4.00%, 07/31/2029	3.58%
U.S. Treasury Notes, 4.13%, 11/30/2029	3.57%
U.S. Treasury Notes, 3.63%, 08/31/2029	3.55%
U.S. Treasury Notes, 4.50%, 05/31/2029	3.54%
U.S. Treasury Notes, 3.50%, 09/30/2029	3.53%
U.S. Treasury Notes, 4.13%, 03/31/2029	3.45%
* Excluding money market fund holdings, if any.

C000276139 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2030 Treasury Bond ETF
Class Name	Invesco BulletShares 2030 Treasury Bond ETF
Trading Symbol	BSTU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2030 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2030 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[14]
Expense Ratio, Percent	0.07%	[15]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2030 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.16%, differed from the return of the Index, 0.17%, primarily due to fees and expenses incurred by the Fund during the period.
What contributed to performance?
Duration Allocations | Bonds with maturities of 3-4 years, followed by bonds with maturities of 4-5 years.
Positions | U.S. Treasury Notes, 4.00% coupon, due 2/28/2030, followed by U.S. Treasury Notes, 1.50% coupon, due 2/15/2030.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | No positions detracted from the Fund's performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2030 Treasury Bond ETF — NAV Return	0.16%
ICE BulletShares® US Treasury Bond 2030 Index	0.17%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,988,865
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 176
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,988,865
Total number of portfolio holdings	29
Total advisory fees paid	$176
Portfolio turnover rate	4%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 02/28/2030	6.62%
U.S. Treasury Notes, 0.88%, 11/15/2030	6.01%
U.S. Treasury Notes, 0.63%, 08/15/2030	5.76%
U.S. Treasury Notes, 4.25%, 01/31/2030	4.44%
U.S. Treasury Notes, 4.00%, 05/31/2030	4.40%
U.S. Treasury Notes, 4.00%, 03/31/2030	4.40%
U.S. Treasury Notes, 0.63%, 05/15/2030	4.39%
U.S. Treasury Notes, 3.88%, 04/30/2030	4.38%
U.S. Treasury Notes, 3.88%, 06/30/2030	4.38%
U.S. Treasury Notes, 3.88%, 07/31/2030	4.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 4.00%, 02/28/2030	6.62%
U.S. Treasury Notes, 0.88%, 11/15/2030	6.01%
U.S. Treasury Notes, 0.63%, 08/15/2030	5.76%
U.S. Treasury Notes, 4.25%, 01/31/2030	4.44%
U.S. Treasury Notes, 4.00%, 05/31/2030	4.40%
U.S. Treasury Notes, 4.00%, 03/31/2030	4.40%
U.S. Treasury Notes, 0.63%, 05/15/2030	4.39%
U.S. Treasury Notes, 3.88%, 04/30/2030	4.38%
U.S. Treasury Notes, 3.88%, 06/30/2030	4.38%
U.S. Treasury Notes, 3.88%, 07/31/2030	4.38%
* Excluding money market fund holdings, if any.

C000276140 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco BulletShares 2031 Treasury Bond ETF
Class Name	Invesco BulletShares 2031 Treasury Bond ETF
Trading Symbol	BSTV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco BulletShares 2031 Treasury Bond ETF (the “Fund”) for the period June 8, 2026 (commencement of operations) to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco BulletShares 2031 Treasury Bond ETF	$2	0.07%
▼	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 2	[16]
Expense Ratio, Percent	0.07%	[17]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the U.S. treasury bond market experienced a rising interest rate environment, which weighed on treasury bond returns. Because the Fund is primarily invested in U.S. treasury bonds, it was impacted by this market environment.
• The Fund is passively managed and seeks to track the investment results (before fees and expenses) of the ICE BulletShares® US Treasury Bond 2031 Index (the "Index"). The Fund generally will invest at least 80% of its total assets in securities that comprise the Index.
• For the fiscal period June 10, 2026 (Fund inception) through August 31, 2026, the Fund's performance, on a net asset value ("NAV") basis, 0.01%, matched the return of the Index, 0.01%.
What contributed to performance?
Duration Allocations | Bonds with maturities of 3-4 years, followed by bonds with maturities of 4-5 years.
Positions | U.S. Treasury Notes, 1.63% coupon, due 5/15/2031, followed by U.S. Treasury Notes, 1.13% coupon, due 2/15/2031.
What detracted from performance?
Duration Allocations | No maturity durations detracted from the Fund's performance during the period.
Positions | U.S. Treasury Notes, 4.13% coupon, due 6/30/2031, followed by U.S. Treasury Notes, 4.13% coupon, due 5/31/2031.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception (6/10/26)
Invesco BulletShares 2031 Treasury Bond ETF — NAV Return	0.01%
ICE BulletShares® US Treasury Bond 2031 Index	0.01%
Bloomberg U.S. Aggregate Bond Index	-0.23%
Bloomberg U.S. Treasury Index	-0.12%

Performance Inception Date	Jun. 10, 2026
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/ETFs for more recent performance information.
Net Assets	$ 1,985,624
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 177
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of August 31, 2026)
Fund net assets	$1,985,624
Total number of portfolio holdings	26
Total advisory fees paid	$177
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of August 31, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.25%, 08/15/2031	6.72%
U.S. Treasury Notes, 1.38%, 11/15/2031	6.56%
U.S. Treasury Notes, 1.13%, 02/15/2031	6.29%
U.S. Treasury Notes, 1.63%, 05/15/2031	6.28%
U.S. Treasury Notes, 4.38%, 08/31/2031	4.81%
U.S. Treasury Notes, 4.38%, 07/31/2031	4.81%
U.S. Treasury Notes, 4.13%, 05/31/2031	4.76%
U.S. Treasury Notes, 4.13%, 06/30/2031	4.76%
U.S. Treasury Notes, 3.88%, 03/31/2031	4.71%
U.S. Treasury Notes, 3.88%, 04/30/2031	4.71%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
U.S. Treasury Notes, 1.25%, 08/15/2031	6.72%
U.S. Treasury Notes, 1.38%, 11/15/2031	6.56%
U.S. Treasury Notes, 1.13%, 02/15/2031	6.29%
U.S. Treasury Notes, 1.63%, 05/15/2031	6.28%
U.S. Treasury Notes, 4.38%, 08/31/2031	4.81%
U.S. Treasury Notes, 4.38%, 07/31/2031	4.81%
U.S. Treasury Notes, 4.13%, 05/31/2031	4.76%
U.S. Treasury Notes, 4.13%, 06/30/2031	4.76%
U.S. Treasury Notes, 3.88%, 03/31/2031	4.71%
U.S. Treasury Notes, 3.88%, 04/30/2031	4.71%
* Excluding money market fund holdings, if any.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[2]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[3]	Annualized.
[4]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[5]	Annualized.
[6]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[7]	Annualized.
[8]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[9]	Annualized.
[10]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[11]	Annualized.
[12]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[13]	Annualized.
[14]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[15]	Annualized.
[16]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher.
[17]	Annualized.